Commitments, Contingencies, and Concentrations (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Sep. 04, 2019
Concentration Risk [Line Items]
Accrued liability	$ 258,734		$ 146,978	$ 258,734		$ 597,351	$ 146,978
Concepts and Solutions [Member]
Concentration Risk [Line Items]
Accrued liability									$ 591,000
Accounts receivable [Member] | One customer [Member]
Concentration Risk [Line Items]
Concentrations risk						86.00%
Accounts receivable [Member] | Three customer [Member]
Concentration Risk [Line Items]
Concentrations risk							87.00%
Accounts receivable [Member] | Four customer [Member]
Concentration Risk [Line Items]
Concentrations risk				64.00%		79.00%
Revenue [Member] | Three customer [Member]
Concentration Risk [Line Items]
Concentrations risk		80.00%	61.00%		80.00%			43.00%
Revenue [Member] | Four customer [Member]
Concentration Risk [Line Items]
Concentrations risk						79.00%
Revenue [Member] | Two customer [Member]
Concentration Risk [Line Items]
Concentrations risk	81.00%	78.00%		40.00%